Common Stock (Details Narrative) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Equity [Abstract]
Common stock, shares authorized	700,000,000	700,000,000	700,000,000	700,000,000	700,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	2,734,900	2,734,900	2,734,900	2,734,900	2,734,900
Common stock, shares outstanding	2,734,900	2,734,900	2,734,900	2,734,900	2,734,900